Interests in Other Entities	12 Months Ended
Dec. 31, 2019
Interests in Other Entities [Abstract]
INTERESTS IN OTHER ENTITIES

NOTE 7 -	INTERESTS IN OTHER ENTITIES

Subsidiaries:

Set forth below are details regarding the Company's subsidiaries as of December 31, 2019 and 2018:

Name of company	Principal place of business	Nature of business activities	Percentage held directly by the Company	Rate of shares held by the Company
			%
Safe-T Data A.R Ltd.	Israel	Development of data security software	100	100
Safe-T USA Inc.	USA	Business development and sales in the USA	-	100
NetNut Ltd.*	Israel	Business proxy network solution	100	100

*	Acquired on June 12, 2019